UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               --------------

Check here if Amendment [  ];                      Amendment Number:
                                                                     ----
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gandhara Advisors Europe LLP
Address:   6th Floor
           65 Curzon Street
           London W1J 8PE
           England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Davide Erro
Title:     Director

Phone:     0-11-44-207-491-6100

Signature, Place, and Date of Signing:


/s/ Davide Erro                   London, England             April 27, 2006
-----------------------------     ---------------            ----------------
[Signature]                        [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $ 773010 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited

No. 2
Form 13F File Number 28-11842
Name:  Davide Erro


                                                                Form 13F Information Table

------------------------ ---------- ------------ ----------- --------------------------- -------------- ---------- -----------------
      Column 1           Column 2    Column 3     Column 4          Column 5             Column 6     Column 7         Column 8
------------------------ ---------- ------------ ----------- ---------- ------- -------- -------------- ---------- -----------------
 Name of Issuer          Title of      CUSIP       Value      Shrs /     SH /   Put/    Investment   Other     Voting Authority
                          Class                   (x$1000)    Prn Amt    PRN    Call    Discretion  Managers
------------------------ --------   ------------ ----------- ---------- ------- ------ ------------ --------- --------- ------ -----
                                                                                                             Sole      Shared   None
------------------------ ---------- ------------ ----------- ---------- ------- ------ ------------ ------- ---------- ------- -----
  Cheniere Energy Inc.      COM       16411R208     104875     2585039     SH              DEFINED   1,2     2585039
-----------------------  ---------- ------------ ----------- ---------- ------- ------ ------------ ------- ---------- ------- -----
   Ivanhoe Mines Ltd.       COM       46579N103     55493      5762514     SH              DEFINED   1,2     5762514
------------------------- ---------- ------------ ----------- ---------- ------ ------ ------------ ------- ---------- ------- -----
International Securities    CL A      46031W204     28524      684840      SH              DEFINED   1,2     684840
      Exchange Inc.
------------------------- ---------- ------------ ----------- ---------- ------ ------ ------------ ------- ---------- ------- -----
B & H Ocean Carriers Ltd.   COM       055090104     20281      1026868     SH              DEFINED   1,2     1026868
------------------------- ---------- ------------ ----------- ---------- ------ ------ ------------ ------- ---------- ------- -----
   KOMAG Incorporated       COM       500453204     37289      783373      SH              DEFINED   1,2     783373
-------------------------- --------- ------------ ----------- ---------- ------ ------ ------------ ------- ---------- ------- -----
   Seagate Technology       SHS       G7945J104     211650     8038357     SH              DEFINED   1,2     8038357
-------------------------- ---------- ------------ ----------- ---------- ----- ------ ------------ ------- ---------- ------- -----
 Companhia Energetica de   SP ADR     204409601     108978     2396706     SH              DEFINED   1,2     2396706
      Minas Gerais         N-V PFD
-------------------------- ---------- ------------ ----------- ---------- ----- ------ ------------ ------- ---------- ------- -----
    NYSE Group, Inc.        COM       62949W103     135872     1714471     SH              DEFINED   1,2     1714471
-------------------------- ---------- ------------ ----------- ---------- ----- ------ ------------ ------- ---------- ------- -----
  Atwood Oceanics Inc.      COM       050095108     70050      693493      SH              DEFINED   1,2     693493
-------------------------- ---------- ------------ ----------- ---------- ----- ------ ------------ ------- ---------- ------- -----

REPORT SUMMARY       9 DATA RECORDS 773010     2 OTHER MANAGERS ON WHOSE BEHALF
                                               REPORT IS FILED